OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER OPERATING INCOME

	2023	2024	2025
	S$	S$	S$
Government grants:
Hiring Incentive and Training Programme	3,459	-	-
Market Readiness Assistance Grant	-	15,447	-
BeST 2.0	-	-	4,901
Others	4,112	11,715	3,530
Research income	507,736	433,871	536,461
Interest income	285,719	317,670	123,898
Rental income	-	-	8,423
Others	2,878	5,358	2,503
Total	803,904	784,061	679,716